Basic and Diluted Loss Per Share (Tables)	9 Months Ended
Sep. 30, 2021
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Loss Per Share

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,

	2021	2020	2021	2020

	(in thousands, except per share data)
	£	£	£	£
Loss for the period	(8,041)	(8,394)	(26,889)	(18,421)

Basic and diluted weighted average number of shares	52,165	35,093	51,994	33,419

	£	£	£	£
Basic and diluted loss per share	(0.15)	(0.24)	(0.52)	(0.55)